Putnam Investments, LLC
                                             One Post Office Square
                                             Boston, MA 02109
                                             January 2, 2002


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam Asia Pacific Fund II and Putnam High Yield Trust II, a series of Putnam Funds Trust (Reg. No.333-515) (811-7513)
    (each "Fund") Post-Effective Amendment No. 47 to Registration
    Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed on behalf of each Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 47 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on December 28, 2001.

Comments or questions concerning this certificate may be directed to Beth Werths at 1-800-225-2465, ext. 11913.

                                             Very truly yours,

                                             Putnam Funds Trust

                                             /s/ Gordon H. Silver
                                         By: ----------------------------
                                             Gordon H. Silver
                                             Vice President

cc:  Greg Pusch, Esq.